Shareholder's Equity (Details)	12 Months Ended
Dec. 31, 2022 shares
Share Capital
Number of shares issued at beginning of period	83,393,851
Remuneration
ILP exercised	184,117
Premium recognized	71,919
Number of shares issued at end of period	83,649,887
Class A common shares
Share Capital
Number of shares issued at beginning of period	18,957,758
Remuneration
ILP exercised	184,117
Premium recognized	71,919
Number of shares issued at end of period	19,213,794
Class B common shares
Share Capital
Number of shares issued at beginning of period	64,436,093
Remuneration
ILP exercised	0
Premium recognized	0
Number of shares issued at end of period	64,436,093